CONVERTIBLE NOTES - Crowdex Convertible Note - Additional Information (Details) - USD ($)			12 Months Ended
	Dec. 09, 2020	Sep. 25, 2020	Dec. 31, 2020	Dec. 31, 2021	Aug. 02, 2019
Short Term Debt [Line Items]
Stated interest rate				12.00%
Default interest rate					10.50%
Conversion price (in dollars per share)				$ 10,000
Debt conversion, converted instrument, shares issued (in shares)	5,800,000		94,266
Interest Converted			$ 2,133
Crowdex Convertible Note
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding		$ 250,000
Accrued interest		$ 8,425
Debt instrument, maturity date		Jun. 09, 2021
Stated interest rate		6.00%
Default interest rate		18.00%
Conversion price (in dollars per share)		$ 0.50
Debt conversion, converted instrument, shares issued (in shares)		545,041
Interest Converted		$ 272,521